Share-based payment - Summary of Binominal Option-Pricing Model To Determine The Fair Value of Options At Each of The Grant Dates (Details)	12 Months Ended
	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares	Dec. 31, 2020 Y $ / shares
Employee benefit expenses
Exercise prices	$ 0.99
Dividend yield	0.00%	0.00%	0.00%
Expected term | Y	10	10	10
Minimum
Employee benefit expenses
Fair values at grant date	$ 0.00	$ 1.96	$ 1.76
Exercise prices		$ 0.03	$ 0.03
Risk-free interest rates	3.89%	1.48%	0.64%
Expected volatilities	61.90%	53.40%	54.90%
Maximum
Employee benefit expenses
Fair values at grant date	$ 1.15	$ 4.51	$ 2.38
Exercise prices		$ 0.99	$ 0.99
Risk-free interest rates	3.90%	1.67%	0.67%
Expected volatilities	62.13%	55.60%	55.10%